Prospectus Supplement-June 26, 2001*

AXP Blue Chip Advantage Fund (March 30, 2001) S-6025-99 T (3/01)
AXP Bond Fund (Oct. 30, 2000) S-6495-99 T (10/00)
AXP California Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00)
AXP Cash Management Fund (Sept. 29, 2000) S-6320-99 T (9/00)
AXP Discovery Fund (Sept. 29, 2000) S-6457-99 T (9/00)
AXP Diversified Equity Income Fund (Nov. 29, 2000) S-6475-99 T (11/00) AXP Emerging Markets Fund (Dec. 29, 2000) S-6354-99 G (12/00)
AXP Equity Select Fund (Jan. 29, 2001) S-6426-99 U (1/01)
AXP Equity Value Fund (May 30, 2001) S-6382-99 L (5/01)
AXP European Equity Fund (Dec. 29, 2000) S-6006-99 C (12/00)
AXP Extra Income Fund (July 28, 2000) S-6370-99 T (7/00)
AXP Federal Income Fund (July 28, 2000) S-6042-99 U (7/00)
AXP Focus 20 Fund (May 30, 2001) S-6003-99 C (5/01)
AXP Global Balanced Fund (Dec. 29, 2000) S-6352-99 F (12/00)
AXP Global Bond Fund (Dec. 29, 2000) S-6309-99 R (12/00)
AXP Global Growth Fund (Dec. 29, 2000) S-6334-99 R (12/00)
AXP Growth Fund (Sept. 29, 2000) S-6455-99 U (9/00)
AXP Growth Dimensions Fund (Sept. 29, 2000) S-6004-99 C (9/00)
AXP High Yield Tax-Exempt Fund (Jan. 29, 2001) S-6430-99 U (1/01)
AXP Index Funds (March 30, 2001) S-6434-99 E (3/01)
AXP Innovations Fund (Dec. 29, 2000) S-6395-99 D (12/00)
AXP Insured Tax-Exempt Fund (Aug. 29, 2000) S-6327-99 T (8/00)
AXP Intermediate Tax-Exempt Fund (Jan. 29, 2001) S-6355-99 H (1/01) AXP International Fund (Dec. 29, 2001) S-6140-99 R (12/00)
AXP Managed Allocation Fund (Nov. 29, 2000) S-6141-99 U (11/00)
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00) AXP Michigan Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00)
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00)
AXP Mutual (Nov. 29, 2000) S-6326-99 U (11/00)
AXP New Dimensions Fund (Sept. 29, 2000) S-6440-99 T (9/00)
AXP New York Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00)
AXP Ohio Tax-Exempt Fund (Aug. 29, 2000) S-6328-99 U (8/00)
AXP Partners Fundamental Value Fund (June 15, 2001) S-6236-20 C (6/01) AXP Partners Small Cap Value Fund (June 15, 2001) S-6239-20 C (6/01) AXP Partners Value Fund (June 15, 2001) S-6238-20 C (6/01)
AXP Precious Metals Fund (May 30, 2001) S-6142-99 U (5/01)
AXP Progressive Fund (Nov. 29, 2000) S-6449-99 T (11/00)
AXP Research Opportunities Fund (Sept. 29, 2000) S-6356-99 H (9/00) AXP Selective Fund (July 28, 2000) S-6376-99 U (7/00)
AXP Small Cap Advantage Fund (May 30, 2001) S-6427-99 E (5/01)
AXP Small Cap Growth Fund (May 30, 2001) S-6301-99 C (5/01)
AXP Small Company Index Fund (March 30, 2001) S-6357-99 J (3/01)
AXP Stock Fund (Nov. 29, 2001) S-6351-99 U (11/00)
AXP Strategy Aggressive Fund (May 30,2001) S-6381-99 L (5/01)
AXP Tax-Exempt Fund (Jan. 29, 2001) S-6310-99 U (1/01)
AXP Tax-Free Money Fund (March 1, 2001) S-6433-99 T (3/01)
AXP Utilities Income Fund (Aug. 29, 2000) S-6341-99 T (8/00)
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For all funds

The section "TRANSACTIONS THROUGH THIRD PARTIES" has been revised as follows:

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE OR THIRD PARTIES
You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

For all funds except AXP Cash Management Fund, AXP Index Funds and AXP Tax-Free Money Fund

Under "SALES CHARGES," the second bullet point under "Other Class A sales charge policies" has been revised as follows:

o if you intend to invest more than $50,000 over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent. If purchasing shares in a brokerage account or through a third party, you must request the reduced sales charge when you buy shares. For more details, please contact your financial advisor or see the SAI.

S-6236-22 A (6/01)
Valid until next update.


*Destroy July 31, 2002

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